Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As of December 31, 2022	As of June 30, 2022
Bank accounts	10,429,258	1,081,808
Total cash and cash equivalents	$10,429,258	$1,081,808